Note 14 - Voyage, Vessel Operating Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2014
Vessel Voyage And Operating Expenses [Abstract]
Schedule of Voyage Vessel Operating Expenses and Commissions [Table Text Block]
	Year ended December 31,
	2012	2013	2014
Voyage expenses
Port charges and canal dues	442,783	364,091	1,214,856
Bunkers	886,885	1,173,807	2,748,325
Total	1,329,668	1,537,898	3,963,181

Vessel operating expenses
Crew wages and related costs	13,864,535	13,921,033	13,985,377
Insurance	2,435,144	2,222,912	2,364,112
Repairs and maintenance	511,569	478,197	501,733
Lubricants	2,846,087	2,836,561	2,379,191
Spares and consumable stores	4,083,590	4,204,965	4,083,942
Professional and legal fees	137,047	158,978	498,240
Other	1,197,167	1,368,604	1,466,492
Total	25,075,139	25,191,250	25,279,087

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year ended December 31,
	2012	2013	2014
Third parties	2,032,599	1,461,915	1,674,798
Related parties (see Note 8)	641,104	474,466	517,828
	2,673,703	1,936,381	2,192,626